OTHER CURRENT ASSETS (Details) - Schedule of other current assets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other current assets [Abstract]
Advances for raw material purchases		$ 450,691
Other prepaid expenses	$ 29,603	105,013	$ 40,654
Prepaid insurance	171,022	85,201	102,743
Prepaid marketing costs		31,579	125,525
Deposits	$ 3,000	28,115	31,965
Miscellaneous receivables			44,294
Prepaid financing costs			188,300
Total other current assets		$ 700,599	$ 533,481